Pension and Other Postretirement Benefits - Level 3 Asset Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in plan assets
Fair value of plan assets at beginning of year	$ 294,566	$ 302,270
Currency translation adjustment	(17,672)	(9,694)
Fair value of plan assets at end of year	189,535	294,566
Level 3
Change in plan assets
Fair value of plan assets at beginning of year	118,053	133,333
Purchases	(8,237)	1,310
Settlements		(1,812)
Unrealized (losses) gains	(34,147)	(6,387)
Currency translation adjustment	(6,804)	(8,391)
Fair value of plan assets at end of year	68,865	118,053
Insurance contract | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	99,527	112,920
Purchases	(1,136)	1,722
Settlements		(1,812)
Unrealized (losses) gains	(32,305)	(5,031)
Currency translation adjustment	(6,123)	(8,272)
Fair value of plan assets at end of year	59,963	99,527
Real estate | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	11,547	9,775
Purchases	(122)	(78)
Settlements		0
Unrealized (losses) gains	(1,842)	1,926
Currency translation adjustment	(681)	(76)
Fair value of plan assets at end of year	8,902	11,547
Other - alternative investments | Level 3
Change in plan assets
Fair value of plan assets at beginning of year	6,979	10,638
Purchases	(6,979)	(334)
Settlements		0
Unrealized (losses) gains	0	(3,282)
Currency translation adjustment	0	(43)
Fair value of plan assets at end of year	$ 0	$ 6,979